Redeemable Non-controlling Interest - Additional Information (Detail)	12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2014 Ordinary shares	Dec. 31, 2014 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2014 Series B Redeemable Convertible Preferred Shares Minimum	Dec. 31, 2014 Series B Redeemable Convertible Preferred Shares Maximum	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") USD ($) ExecutiveOfficers	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") CNY ExecutiveOfficers	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") Ordinary shares USD ($)	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") Ordinary shares CNY	Dec. 31, 2014 Red 5 Studios, Inc. ("Red 5") Minimum USD ($)	Aug. 31, 2014 Red 5 Studios, Inc. ("Red 5") Series B Redeemable Convertible Preferred Shares	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") Series B Redeemable Convertible Preferred Shares USD ($)	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") Series B Redeemable Convertible Preferred Shares CNY
Redeemable Noncontrolling Interest [Line Items]
Redeemable convertible preferred shares issued, shares										27,438,952	27,438,952	27,438,952
Redeemable convertible preferred shares issued, value											$ 19,200,000	118,300,000
Common shares purchased by Oriental Pearl, shares							5,948,488	5,948,488
Common shares purchased by Oriental Pearl, value							4,200,000	25,600,000
Difference between fair value and purchase price					21,200,000	131,300,000
Common shares purchased from number of executives					2	2
Recognized compensation paid					2,100,000	13,000,000
Conversion ratio basis	The initial conversion ratio is 11, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
Initial conversion ratio	1
Gross proceeds from public offering									$ 30,000,000
Dividends rate per share		$ 0.038237
Preferred stock redemption term		At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding , Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS.
Redemption date of preferred stock		Apr. 01, 2017
Liquidation description of preferred stock		The holders of Preferred Shares shall be entitled to receive 100% of the original issue price("preferred liquidation"). The holders of Preferred Shares are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of Preferred Shares should not exceed 200% of the original issue price.
Original issue price, percentage			100.00%	200.00%